CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Real estate investments, at cost:
Land	$ 212,575	$ 207,335
Buildings, fixtures and improvements	2,134,620	2,004,116
Acquired intangible assets	279,175	269,616
Total real estate investments, at cost	2,626,370	2,481,067
Less: accumulated depreciation and amortization	(473,572)	(427,476)
Total real estate investments, net	2,152,798	2,053,591
Assets held for sale	10,788	70,839
Cash and cash equivalents	83,525	95,691
Restricted cash, end of period	16,248	15,908
Derivative assets, at fair value	74	392
Straight-line rent receivable, net	22,867	21,182
Operating lease right-of-use assets	14,319	14,351
Prepaid expenses and other assets (including $429 and $394 due from related parties as of June 30, 2020 and December 31, 2019, respectively)	35,893	39,707
Deferred costs, net	13,937	13,642
Total assets	2,350,449	2,325,303
LIABILITIES AND EQUITY
Mortgage notes payable, net	541,950	528,284
Credit facilities, net	700,824	605,269
Market lease intangible liabilities, net	11,493	12,052
Derivative liabilities, at fair value	44,971	5,305
Accounts payable and accrued expenses	44,746	43,094
Operating lease liabilities	9,145	9,133
Deferred rent	7,484	8,521
Distributions payable	7,530	6,901
Total liabilities	1,368,143	1,218,559
7.375% Series A cumulative redeemable perpetual preferred stock, $0.01 par value, 1,610,000 authorized, 1,610,000 issued and outstanding as of June 30, 2020 and December 31, 2019, respectively	16	16
Common stock, $0.01 par value, 300,000,000 shares authorized as of June 30, 2020 and December 31, 2019, and 92,398,190 shares of common stock issued and outstanding as of June 30, 2020 and 92,356,664 outstanding as of December 31, 2019, respectively	924	923
Additional paid-in capital	2,081,074	2,078,628
Accumulated other comprehensive loss	(46,489)	(7,043)
Distributions in excess of accumulated earnings	(1,058,014)	(971,190)
Total stockholders’ equity	977,511	1,101,334
Non-controlling interests	4,795	5,410
Total equity	982,306	1,106,744
Total liabilities and equity	$ 2,350,449	$ 2,325,303